Schedule I - Summary of Investments - Other Than Investments in Affiliates Level 4 Summary of Investments, Other than Investments in Related Parties (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Jun. 01, 2018
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	$ 18,651
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	19,270
Fair Value, Option, Fixed Maturity Securities	6	$ 12
Assets	154,713	150,146	$ 162,284
Assets, Fair Value Disclosure	116,376	109,799
US Treasury and Government [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	1,494
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	1,602
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	1,602
US States and Political Subdivisions Debt Securities [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	705	738
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	761	734
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	761
Debt Security, Government, Non-US [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	382	383
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	409	377
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	409
Public Utility, Bonds [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	1,370
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	1,472
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	1,472
Other Corporate Bonds [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	6,033
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	6,649
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	6,649
All Other Mortgage Backed and Asset Backed Securities [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	3,036
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	3,095
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	3,095
Fixed Income Investments, Available-For-Sale [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	13,020
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	13,988
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	13,988
Fixed Income Securities, Fair Value Option [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	6
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	6
Fixed Maturities [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	13,026
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	13,994
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	13,994
Industrial, Miscellaneous, and All Others [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	31
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	31
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	31
Nonredeemable Preferred Stock [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	14
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	14
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	14
Equity Securities, Investment Summary [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	45
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	45
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	45
Mortgages [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	2,241
Policy Loans [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	1,467
Futures Options and Miscellaneous [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	369
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	20
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	20
Real Estate Acquired in Satisfaction of Debt [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	14
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	14
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	14
Short-term Investments [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	550
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	550
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	550
Investments in Partnerships and Trusts [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	939
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	939
Fair Value, Inputs, Level 3 [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Fair Value, Option, Fixed Maturity Securities	0	0
Assets, Fair Value Disclosure	893	1,184
Residential Mortgage Backed Securities [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Fair Value, Option, Fixed Maturity Securities	6
Reported Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member] | Mortgages [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Assets	2,241	2,100
Reported Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member] | Policy Loans [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Assets	1,467	1,441
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member] | Mortgages [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Assets, Fair Value Disclosure	2,331	2,125
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member] | Policy Loans [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Assets, Fair Value Disclosure	$ 1,467	$ 1,441